SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT USEFUL LIVES (Details)	Mar. 31, 2024
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years